Convertible Notes Payable (Details) - USD ($)						1 Months Ended											6 Months Ended	9 Months Ended		12 Months Ended
	May 01, 2021	Jan. 20, 2021	Dec. 15, 2020	Dec. 06, 2019	Jul. 05, 2018	Apr. 30, 2021	Mar. 23, 2021	Dec. 15, 2020	Jan. 31, 2020	Dec. 06, 2019	Nov. 13, 2019	Jul. 16, 2019	Jun. 30, 2019	Jan. 25, 2019	Jan. 25, 2019	Dec. 17, 2018	Jun. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 06, 2020	May 13, 2020	Dec. 17, 2019
Convertible Notes Payable (Details) [Line Items]
Aggregate principal amount																		$ 25,000
Notes mature date								Jun. 15, 2021
Remaining principal amount																		15,000			$ 390,000
Amount of accrued interest																					22,831
Noteholder converted																		133,002	$ 370,755	$ 370,755	1,732,318
Issuance of debt			$ 64,143					$ 64,143
Original issuance discount																		17,991		$ 0	$ 380,431
Description of debt conversion											The notes matured on May 13, 2020 and accrue interest at a rate of 12% per annum. The investors have the right to convert the Outstanding Balance (as defined in the notes) of the notes at any time into shares of common stock of the Company at a conversion price of $0.01 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased if the Market Capitalization (as defined in the notes) falls below $2,500,000, but not exceeding, 9.99%. During the year ended December 31, 2020, two of the holders converted $72,600 of principal and $112,671 of accrued interest into 9.26353 shares of Series Y preferred shares having a stated value of $185,271, resulting in a reduction of the derivative liability by $301,257 and a gain on settlement of $301,257. As of September 30, 2021 and December 31, 2020, the carrying value of the remaining note was $36,300. As of September 30, 2021 and December 31, 2020, accrued interest payable of $87,789 and $57,231, respectively, was outstanding on the remaining note.								During the first 180 days the notes are outstanding, the Company shall have the right to prepay the notes for an amount equal to 120% (during the first 90 days) or 135% (during the subsequent 90 days) of the Outstanding Balance (as defined in the notes) being prepaid. The investors have the right to convert the Outstanding Balance of the notes at any time into shares of common stock of the Company at a conversion price of $0.01 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. Notwithstanding the foregoing, upon the occurrence of an event of default, the conversion price for the April 2020 notes, having an aggregate original principal amount of $330,000, shall not be less than $0.001. The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased if the Market Capitalization (as defined in the notes) falls below $2,500,000, but not exceeding, 9.99%. During the year ended December 31, 2020, the noteholders converted $700,700 of principal and $462,763 of accrued interest into 58.17315 shares of Series Y preferred shares having a stated value of $1,163,463, resulting in a reduction of the derivative liability by $1,885,194, a reduction in debt discount by $72,637 and a gain on settlement of $1,812,557. On March 23, 2021, a noteholder converted $21,944 of accrued interest into 1.09721 shares of Series Y preferred shares having a stated value of $21,945, resulting in a reduction of the derivative liability by $17,548 and a gain on settlement of $17,548. As of September 30, 2021 and December 31, 2020, the remaining carrying value of the notes was $0. As of September 30, 2021 and December 31, 2020, accrued interest payable of $0 and $13,844 was outstanding on the notes.On December 15, 2020, $79,143 of accrued compensation owed to the Company’s former Chief Financial Officer was settled by the issuance of a convertible note in the amount of $64,143, having a maturity date of June 15, 2021 and bearing interest of 12% per annum, resulting in a gain on settlement of accounts payable of $15,000. The holder has the right to convert the Outstanding Balance (as defined in the note) of the note at any time into shares of common stock of the Company at a conversion price of $0.0003 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date.	On January 7, 2021, a noteholder converted $38,500 of principal and $55,261 of accrued interest into 3.72667 shares of Series Y preferred shares having a stated value of $74,533, resulting in a reduction of the derivative liability by $3,880,958 and a gain on settlement of $3,900,186. As of September 30, 2021 and December 31, 2020, the remaining carrying value of the notes was $0 and $38,500, respectively. As of September 30, 2021 and December 31, 2020, accrued interest payable of $0 and $54,473, respectively, was outstanding on the notes.	the Company and the holders of all of the outstanding Series A and Series B Preferred Shares (the “Preferred Shares”) entered into Exchange Agreements whereby 2,800 Series A Preferred Shares and 1,126 Series B Preferred Shares were canceled in exchange for the issuance of an aggregate of $3,500,000 and $1,548,250 of convertible promissory notes, respectively. The notes matured at dates ranging from December 24, 2019 to May 18, 2020 and accrue interest at a rate of 12% per annum. The investors have the right to convert the Outstanding Balance (as defined in the notes) of the notes at any time into shares of common stock of the Company at a conversion price of $0.005 per share, subject to adjustment. In the event of default, the Outstanding Balance shall immediately increase to 130% of the Outstanding Balance and a penalty of $100 per day shall accrue until the default is remedied. For a period of two years from the issuance date, in the event the Company issues or sells any additional shares of common stock or common stock equivalents at a price less than the Conversion Price (as defined in the notes) then in effect (a “Dilutive Issuance”), the Conversion Price of the notes shall be reduced to the Dilutive Issuance Price and the number of shares issuable upon conversion shall be increased on a full ratchet basis.
Carrying value																					$ 0
Interest rate			12.00%					12.00%											12.00%					12.00%
Default penalties expenses occurred												$ 761,330
Accrued interest	$ 1,185,200					$ 304,485														$ 128	300
Accrued interest payable																		1,661,704		2,483,955	3,495,717
Conversion price																				$ 168,820	$ 185,500
Price per share (in Dollars per share)																					$ 0.0063
Aggregate common stock shares (in Shares)																				6,253,056	30,669,903
Stated Value	1,218,200
Derivative liability	936,405					300,424
Gain on settlement	936,405					586,083
Accrued compensation			$ 79,143					$ 79,143
Settlement of accounts payable			$ 15,000					$ 15,000
Remaining carrying value																		$ 3,063,970		$ 3,186,303	$ 6,989,039
Converted of principal	$ 33,000					131,174
Cash payment						$ 150,000
Ownership shares, percentage																		9.99%
Debt converted into common stock shares (in Shares)																					37,160,000
Investor [Member]
Convertible Notes Payable (Details) [Line Items]
Aggregate principal amount					$ 1,650,000
Notes mature date					Jan. 05, 2019
Cash proceeds					$ 1,492,500
Warrants to purchase (in Shares)					6,600,000
Initial exercise price (in Dollars per share)					$ 0.25
Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Noteholder converted																				$ 37,000	$ 345,000
Loss on conversion		$ 880
Principal aggregate shares (in Shares)		4,448,251																		31,109,551	53,522,295
Original issuance discount																				$ 0	$ 0
Carrying value																		$ 2,878,985		2,892,330	1,880,000
Accrued interest																				1,049,329
Accrued interest payable																		$ 1,575,001		1,073,809	1,327,110
Derivative liability		$ 118,778
Noteholder converted		13,345																		37,000	345,000
Amount of fair value		$ 133,002
Convertible Promissory Notes [Member]
Convertible Notes Payable (Details) [Line Items]
Aggregate principal amount											$ 108,900		$ 389,000	$ 55,000	$ 55,000	$ 2,225,000	$ 389,000				90,000
Notes mature date															Jul. 25, 2019
Cash proceeds											99,000
Original issuance discount											$ 9,900		$ 39,000	$ 5,000	$ 5,000	$ 225,000	$ 39,000				$ 15,000				$ 225,000
Interest per annum																					5.00%
Description of debt conversion				On December 6, 2019, the Company issued convertible promissory notes in the aggregate principal amount of $110,000, having an aggregate original issuance discount of $10,000, resulting in cash proceeds of $100,000. The notes matured on June 6, 2020 and accrue interest at a rate of 12% per annum. The investors have the right to convert the Outstanding Balance (as defined in the notes) of the notes at any time into shares of common stock of the Company at a conversion price of $0.01 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased if the Market Capitalization (as defined in the notes) falls below $2,500,000, but not exceeding, 9.99%. During the year ended December 31, 2020, the holders converted $110,000 of principal and $123,451 of accrued interest into 11.67255 shares of Series Y preferred shares having a stated value of $233,451, resulting in a reduction of the derivative liability by $379,600 and a gain on settlement of $379,600. As of September 30, 2021 and December 31, 2020, the remaining carrying value of the notes was $0. As of September 30, 2021 and December 31, 2020, accrued interest payable of $0 was outstanding on the notes. In December 2019, the Company and the holders of all of the outstanding Series A and Series B Preferred Shares (the “Preferred Shares”) entered into Exchange Agreements whereby 2,800 Series A Preferred Shares and 1,126 Series B Preferred Shares were canceled in exchange for the issuance of an aggregate of $3,500,000 and $1,548,250 of convertible promissory notes, respectively. The notes matured at dates ranging from December 24, 2019 to May 18, 2020 and accrue interest at a rate of 12% per annum. The investors have the right to convert the Outstanding Balance (as defined in the notes) of the notes at any time into shares of common stock of the Company at a conversion price of $0.005 per share, subject to adjustment. In the event of default, the Outstanding Balance shall immediately increase to 130% of the Outstanding Balance and a penalty of $100 per day shall accrue until the default is remedied. For a period of two years from the issuance date, in the event the Company issues or sells any additional shares of common stock or common stock equivalents at a price less than the Conversion Price (as defined in the notes) then in effect (a “Dilutive Issuance”), the Conversion Price of the notes shall be reduced to the Dilutive Issuance Price and the number of shares issuable upon conversion shall be increased on a full ratchet basis. The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 9.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note. During the year ended December 31, 2019, the noteholders converted $185,500 of principal and $300 of accrued interest into an aggregate of 30,669,903 shares of common stock and 37,160,000 shares of common stock to be issued. During the year ended December 31, 2020, the noteholders converted $31,137 of principal and $128 of accrued interest into an aggregate of 6,253,056 shares of common stock; and the noteholders converted $4,793,113 of principal and $2,564,325 of accrued interest into 367.8719 shares of Series Y preferred shares having a stated value of $7,357,438, resulting in a reduction of the derivative liability by $89,648,951 and a gain on settlement of $89,648,951. On January 7, 2021, a noteholder converted $38,500 of principal and $55,261 of accrued interest into 3.72667 shares of Series Y preferred shares having a stated value of $74,533, resulting in a reduction of the derivative liability by $3,880,958 and a gain on settlement of $3,900,186. As of September 30, 2021 and December 31, 2020, the remaining carrying value of the notes was $0 and $38,500, respectively. As of September 30, 2021 and December 31, 2020, accrued interest payable of $0 and $54,473, respectively, was outstanding on the notes. From January to September 2020, the Company issued convertible promissory notes in the aggregate principal amount of $700,700, having an aggregate original issuance discount of $63,700, resulting in cash proceeds of $637,000. The notes mature from July 2020 to March 2021 and accrue interest at a rate of 12% per annum. During the first 180 days the notes are outstanding, the Company shall have the right to prepay the notes for an amount equal to 120% (during the first 90 days) or 135% (during the subsequent 90 days) of the Outstanding Balance (as defined in the notes) being prepaid. The investors have the right to convert the Outstanding Balance of the notes at any time into shares of common stock of the Company at a conversion price of $0.01 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. Notwithstanding the foregoing, upon the occurrence of an event of default, the conversion price for the April 2020 notes, having an aggregate original principal amount of $330,000, shall not be less than $0.001. The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased if the Market Capitalization (as defined in the notes) falls below $2,500,000, but not exceeding, 9.99%. During the year ended December 31, 2020, the noteholders converted $700,700 of principal and $462,763 of accrued interest into 58.17315 shares of Series Y preferred shares having a stated value of $1,163,463, resulting in a reduction of the derivative liability by $1,885,194, a reduction in debt discount by $72,637 and a gain on settlement of $1,812,557. On March 23, 2021, a noteholder converted $21,944 of accrued interest into 1.09721 shares of Series Y preferred shares having a stated value of $21,945, resulting in a reduction of the derivative liability by $17,548 and a gain on settlement of $17,548. As of September 30, 2021 and December 31, 2020, the remaining carrying value of the notes was $0. As of September 30, 2021 and December 31, 2020, accrued interest payable of $0 and $13,844 was outstanding on the notes. On December 15, 2020, $79,143 of accrued compensation owed to the Company’s former Chief Financial Officer was settled by the issuance of a convertible note in the amount of $64,143, having a maturity date of June 15, 2021 and bearing interest of 12% per annum, resulting in a gain on settlement of accounts payable of $15,000. The holder has the right to convert the Outstanding Balance (as defined in the note) of the note at any time into shares of common stock of the Company at a conversion price of $0.0003 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date.			a noteholder converted $21,944 of accrued interest into 1.09721 shares of Series Y preferred shares having a stated value of $21,945, resulting in a reduction of the derivative liability by $17,548 and a gain on settlement of $17,548. As of September 30, 2021 and December 31, 2020, the remaining carrying value of the notes was $0. As of September 30, 2021 and December 31, 2020, accrued interest payable of $0 and $13,844 was outstanding on the notes.			the Company issued convertible promissory notes in the aggregate principal amount of $110,000, having an aggregate original issuance discount of $10,000, resulting in cash proceeds of $100,000. The notes matured on June 6, 2020 and accrue interest at a rate of 12% per annum. The investors have the right to convert the Outstanding Balance (as defined in the notes) of the notes at any time into shares of common stock of the Company at a conversion price of $0.01 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased if the Market Capitalization (as defined in the notes) falls below $2,500,000, but not exceeding, 9.99%. During the year ended December 31, 2020, the holders converted $110,000 of principal and $123,451 of accrued interest into 11.67255 shares of Series Y preferred shares having a stated value of $233,451, resulting in a reduction of the derivative liability by $379,600 and a gain on settlement of $379,600. As of December 31, 2020 and 2019, the remaining carrying value of the notes was $0 and $15,027, net of debt discount of $0 and $94,973, respectively. As of December 31, 2020 and 2019, accrued interest payable of $0 and $38,904, respectively, was outstanding on the notes.	The notes matured on May 13, 2020 and accrue interest at a rate of 12% per annum. The investors have the right to convert the Outstanding Balance (as defined in the notes) of the notes at any time into shares of common stock of the Company at a conversion price of $0.01 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased if the Market Capitalization (as defined in the notes) falls below $2,500,000, but not exceeding, 9.99%. During the year ended December 31, 2020, two of the holders converted $72,600 of principal and $112,671 of accrued interest into 9.26353 shares of Series Y preferred shares having a stated value of $185,271, resulting in a reduction of the derivative liability by $301,257 and a gain on settlement of $301,257. As of December 31, 2020 and 2019, the remaining carrying value of the notes was $36,300 and $14,871, net of debt discount of $0 and $94,029, respectively. As of December 31, 2020 and 2019, accrued interest payable of $57,231 and $48,789, respectively, was outstanding on the notes.		The investors have the right to convert the Outstanding Balance (as defined in the notes) of the notes at any time into shares of common stock of the Company at a conversion price of $0.075 per share, subject to adjustment. Upon maturity, payment may be made in cash, by converting the redemption amount into shares of the Company’s common stock at a conversion price of the lesser of: (a) $0.075 per share, subject to adjustment; and (b) the Market Price (as defined in the notes), or a combination thereof. Upon the occurrence of an event of default, the investors may accelerate the note pursuant to which the Outstanding Balance will become immediately due and payable in cash at the Mandatory Default Amount (as defined in the notes). The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased by the investor up to, but not exceeding, 9.99%.		The investor has the right to convert the Outstanding Balance (as defined in the note) of the note at any time into shares of common stock of the Company at a conversion price of $0.075 per share, subject to adjustment. Upon maturity, payment may be made in cash, by converting the redemption amount into shares of the Company’s common stock at a conversion price of the lesser of: (a) $0.075 per share, subject to adjustment; and (b) the Market Price (as defined in the notes), or a combination thereof. Upon the occurrence of an event of default, the investor may accelerate the note pursuant to which the Outstanding Balance will become immediately due and payable in cash at the Mandatory Default Amount (as defined in the notes). The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased by the investor up to, but not exceeding, 9.99%. As of December 31, 2020 and 2019, the remaining carrying value of the notes was $55,000 and $50,000, net of debt discount of $0 and $5,000, respectively. As of December 31, 2020 and 2019, accrued interest payable of $92,600 and $40,219, respectively, was outstanding on the note.	The investor has the right to convert the Outstanding Balance (as defined in the note) of the note at any time into shares of common stock of the Company at a conversion price of $0.35 per share, subject to adjustment. Commencing on June 17, 2019, the investor has the right to redeem all or any portion of the note; provided, however, the investor may not request redemption in an amount that exceeds $350,000 during any single calendar month; provided, further however, upon the occurrence of an event of default, the redemption amount in any calendar month may exceed $350,000. Payments on redemption amounts may be made in cash, by converting the redemption amount into shares of the Company’s common stock at a conversion price of the lesser of: (a) $0.35 per share, subject to adjustment; and (b) the Market Price (as defined in the note), or a combination thereof. Upon the occurrence of an event of default, the investor may accelerate the note pursuant to which the Outstanding Balance will become immediately due and payable in cash at the Mandatory Default Amount (as defined in the note). The Company is prohibited from effecting a conversion of the note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased by the investor up to, but not exceeding, 9.99%.	The investors have the right to convert the Outstanding Balance (as defined in the notes) of the notes at any time into shares of common stock of the Company at a conversion price of $0.075 per share, subject to adjustment. Upon maturity, payment may be made in cash, by converting the redemption amount into shares of the Company’s common stock at a conversion price of the lesser of: (a) $0.075 per share, subject to adjustment; and (b) the Market Price (as defined in the notes), or a combination thereof. Upon the occurrence of an event of default, the investors may accelerate the note pursuant to which the Outstanding Balance will become immediately due and payable in cash at the Mandatory Default Amount (as defined in the notes).	The investor has the right to convert the Outstanding Balance (as defined in the note) of the note at any time into shares of common stock of the Company at a conversion price of $0.075 per share, subject to adjustment. Upon maturity, payment may be made in cash, by converting the redemption amount into shares of the Company’s common stock at a conversion price of the lesser of: (a) $0.075 per share, subject to adjustment; and (b) the Market Price (as defined in the note), or a combination thereof. Upon the occurrence of an event of default, the investor may accelerate the note pursuant to which the Outstanding Balance will become immediately due and payable in cash at the Mandatory Default Amount (as defined in the note). The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased by the investor up to, but not exceeding, 9.99%. On May 19, 2021, the investor received a default judgment against the Company in the amount of $144,950. In accordance with the judgment, commencing May 19, 2021, the Company began accruing interest at the rate of 18% per annum. On June 17, 2021, the Company filed a motion to set aside default and motion for new trial asserting it was improperly served. On July 20, 2021, the court granted the Company’s motion finding and ordered a new trial of the matter. As of September 30, 2021 and December 31, 2020, the remaining carrying value of the note was $148,685 and $55,000, respectively. As of September 30, 2021 and December 31, 2020, accrued interest payable of $0 and $92,600, respectively, was outstanding on the note (See Note 9 – Rother Investments’ Petition).From January to June 2019, the Company issued convertible promissory notes in the aggregate principal amount of $389,000 (including aggregate original issuance discount of $39,000) that matured at dates ranging from July 15, 2019 to June 6, 2020 and accruing interest at rates ranging from 5% to 12% per annum. The investors have the right to convert the Outstanding Balance (as defined in the notes) of the notes at any time into shares of common stock of the Company at a conversion price of $0.075 per share, subject to adjustment. Upon maturity, payment may be made in cash, by converting the redemption amount into shares of the Company’s common stock at a conversion price of the lesser of: (a) $0.075 per share, subject to adjustment; and (b) the Market Price (as defined in the notes), or a combination thereof. Upon the occurrence of an event of default, the investors may accelerate the note pursuant to which the Outstanding Balance will become immediately due and payable in cash at the Mandatory Default Amount (as defined in the notes).			the Company and the holders of all of the outstanding Series A and Series B Preferred Shares (the “Preferred Shares”) entered into Exchange Agreements whereby 2,800 Series A Preferred Shares and 1,126 Series B Preferred Shares were canceled in exchange for the issuance of an aggregate of $3,500,000 and $1,548,250 of convertible promissory notes, respectively. The notes matured at dates ranging from December 24, 2019 to May 18, 2020 and accrue interest at a rate of 12% per annum. The investors have the right to convert the Outstanding Balance (as defined in the notes) of the notes at any time into shares of common stock of the Company at a conversion price of $0.005 per share, subject to adjustment. In the event of default, the Outstanding Balance shall immediately increase to 130% of the Outstanding Balance and a penalty of $100 per day shall accrue until the default is remedied. For a period of two years from the issuance date, in the event the Company issues or sells any additional common shares or common stock equivalents at a price less than the Conversion Price (as defined in the notes) then in effect (a “Dilutive Issuance”), the Conversion Price of the notes shall be reduced to the Dilutive Issuance Price and the number of shares issuable upon conversion shall be increased on a full ratchet basis. The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 9.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note. During the year ended December 31, 2019, the noteholders converted $185,500 of principal and $300 of accrued interest into an aggregate of 30,669,903 shares of common stock and 37,160,000 shares of common stock to be issued. During the year ended December 31, 2020, the noteholders converted $31,137 of principal and $128 of accrued interest into an aggregate of 6,253,056 shares of common stock; and the noteholders converted $4,793,113 of principal and $2,564,325 of accrued interest into 367.8719 shares of Series Y preferred shares having a stated value of $7,357,438, resulting in a reduction of the derivative liability by $89,648,951 and a gain on settlement of $89,648,951. As of December 31, 2020 and 2019, the remaining carrying value of the notes was $38,500 and $4,781,395, net of debt discount of $0 and $81,355, respectively. As of December 31, 2020 and 2019, accrued interest payable of $54,473 and $1,583,795, respectively, was outstanding on the notes.	The Company shall have the right to prepay the notes for an amount equal to 130% multiplied by the portion of the Outstanding Balance (as defined in the notes) being prepaid. The investors shall have the right to convert the Outstanding Balance of the note at any time into shares of common stock of the Company at a conversion price of $0.075 per share, subject to adjustment.
Interest rate												8.00%				8.00%
Debt increased percentage												22.00%
Accrued interest																				462,763
Bearing a one-time interest fee														10.00%	10.00%
Matured date, description														On January 25, 2019, the Company issued a convertible promissory note in the principal amount of $55,000 (including original issuance discount of $5,000) that matured July 25, 2019 and bearing a one-time interest fee of 10%.			matured at dates ranging from July 15, 2019 to June 6, 2020
Conversion price									$ 9,202											700,700
Price per share (in Dollars per share)									$ 0.0004
Stated Value																				1,163,463
Derivative liability																				1,885,194
Gain on settlement																				1,812,557
Description of debt conversion																The note is secured by the Security Agreement (as defined below). The investor has the right to convert the Outstanding Balance (as defined in the note) of the note at any time into shares of common stock of the Company at a conversion price of $0.35 per share, subject to adjustment. Commencing on June 17, 2019, the investor has the right to redeem all or any portion of the note; provided, however, the investor may not request redemption in an amount that exceeds $350,000 during any single calendar month; provided, further however, upon the occurrence of an event of default, the redemption amount in any calendar month may exceed $350,000. Payments on redemption amounts may be made in cash, by converting the redemption amount into shares of the Company’s common stock at a conversion price of the lesser of: (a) $0.35 per share, subject to adjustment; and (b) the Market Price (as defined in the note), or a combination thereof. Upon the occurrence of an event of default, the investor may accelerate the note pursuant to which the Outstanding Balance will become immediately due and payable in cash at the Mandatory Default Amount (as defined in the note). The Company is prohibited from effecting a conversion of the note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased by the investor up to, but not exceeding, 9.99%.
Debt discount reduction value																				72,637
Convertible Promissory Notes [Member] | Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Aggregate principal amount																			$ 700,700	700,700
Cash proceeds																			637,000	637,000
Original issuance discount																			$ 63,700	$ 63,700
Description of debt conversion																				The notes mature from July 2020 to March 2021 and accrue interest at a rate of 12% per annum. During the first 180 days the notes are outstanding, the Company shall have the right to prepay the notes for an amount equal to 120% (during the first 90 days) or 135% (during the subsequent 90 days) of the Outstanding Balance (as defined in the notes) being prepaid. The investors have the right to convert the Outstanding Balance of the notes at any time into shares of common stock of the Company at a conversion price of $0.01 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. Notwithstanding the foregoing, upon the occurrence of an event of default, the conversion price for the April 2020 notes, having an aggregate original principal amount of $330,000, shall not be less than $0.001. The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased if the Market Capitalization (as defined in the notes) falls below $2,500,000, but not exceeding, 9.99%. During the year ended December 31, 2020, the noteholders converted $700,700 of principal and $462,763 of accrued interest into 58.17315 shares of Series Y preferred shares having a stated value of $1,163,463, resulting in a reduction of the derivative liability by $1,885,194, a reduction in debt discount by $72,637 and a gain on settlement of $1,812,557. As of December 31, 2020, the remaining carrying value of the notes was $0, net of debt discount of $0. As of December 31, 2020, accrued interest payable of $13,844 was outstanding on the notes.
Series Y Preferred Shares [Member]
Convertible Notes Payable (Details) [Line Items]
Preferred shares price per share (in Dollars per share)	$ 60.91
Series Y Preferred Shares [Member] | Convertible Promissory Notes [Member]
Convertible Notes Payable (Details) [Line Items]
Preferred shares price per share (in Dollars per share)																				$ 58.17315
Minimum [Member] | Convertible Promissory Notes [Member]
Convertible Notes Payable (Details) [Line Items]
Interest rate													5.00%				5.00%						5.00%
Maximum [Member] | Convertible Promissory Notes [Member]
Convertible Notes Payable (Details) [Line Items]
Interest rate													12.00%				12.00%						12.00%
Holders [Member]
Convertible Notes Payable (Details) [Line Items]
Aggregate principal amount																						$ 390,000
Company paid cash consideration																						$ 1,762,500
Holders [Member]
Convertible Notes Payable (Details) [Line Items]
Noteholder converted																					$ 390,000
Loss on conversion																					$ 22,831
Principal aggregate shares (in Shares)																					10,102,353
Issuance of debt																					$ 0
Holders [Member] | Convertible Promissory Notes [Member]
Convertible Notes Payable (Details) [Line Items]
Noteholder converted																					31,180
Loss on conversion																					$ 9,000
Principal aggregate shares (in Shares)																					6,879,913
Original issuance discount																				$ 0	$ 110,074
Description of debt conversion																		The holder has the right to convert the Outstanding Balance (as defined in the note) of the note at any time into shares of common stock of the Company at a conversion price of $0.0003 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. As a result of the beneficial conversion feature of the note, debt discount of $64,143 was recognized with a corresponding increase in additional paid-in capital. On December 24, 2020, the holder converted $64,143 of principal into 3.20716 shares of Series Y preferred shares having a stated value of $64,143, resulting in a reduction in debt discount by $60,971 and a loss on settlement of $60,971. As of September 30, 2021 and December 31, 2020, the remaining carrying value of the note was $0. As of September 30, 2021 and December 31, 2020, accrued interest payable of $0 was outstanding on the note.		The holder has the right to convert the Outstanding Balance (as defined in the note) of the note at any time into shares of common stock of the Company at a conversion price of $0.0003 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. As a result of the beneficial conversion feature of the note, debt discount of $64,143 was recognized with a corresponding increase in additional paid-in capital. On December 24, 2020, the holder converted $64,143 of principal into 3.20716 shares of Series Y preferred shares having a stated value of $64,143, resulting in a reduction in debt discount by $60,971 and a loss on settlement of $60,971. As of December 31, 2020, the remaining carrying value of the note was $0, net of debt discount of $0. As of December 31, 2020, accrued interest payable of $0 was outstanding on the note (See Note 18).
Noteholder converted																					90,000
Carrying value																		$ 0		$ 164,174	247,746
Accrued interest																				362,027	8,000
Accrued interest payable																		$ 0		1,191,998	456,900
Conversion price																				$ 24,826	$ 31,180
Aggregate common stock shares (in Shares)																				35,005,850	10,000,000
Derivative liability																				$ 719,416
Gain on settlement																				719,416
Converted of principal																				$ 168,820
Holders [Member] | Series Y Preferred Shares [Member] | Convertible Promissory Notes [Member]
Convertible Notes Payable (Details) [Line Items]
Preferred shares price per share (in Dollars per share)																				$ 26.54237
Stated Value																				$ 530,847